Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Note 13. Related Party Transactions
Transactions with Amprius Holdings
The Company had a service agreement with Amprius Holdings, which was terminated upon the closing of the Business Combination on September 14, 2022. Prior to its termination, the service agreement required

Amprius Holdings to provide certain services to the Company such as administration, management service, information technology and engineering services to support the Company’s operations. The administrative costs, including stock-based compensation, incurred by Amprius Holdings up to the termination of the service agreement were allocated to the Company. The Company also previously received cash advances and capital contributions from Amprius Holdings to support the Company’s working capital requirements. Intercompany advances were forgiven and treated as capital contributions by Amprius Holdings.
The composition of the administrative costs allocated to the Company, including stock-based compensation, cash advances and contribution by Amprius Holdings, which are all treated as contributions and shown as increase in additional paid-in
capital in the accompanying consolidated statements of stockholders’ equity, were as follows during the periods presented (in thousands):

	Year ended December 31,
	2022	2021
Contributions attributed to stock-based compensation	$380	$1,473

Capital contributions consisting of:
Allocation of administrative costs	295	396
Cash	210	19,715

Total capital contributions	505	20,111

Total contributions from Amprius Holdings	$885	$21,584

The Company also had a licensing agreement with Amprius Holdings to use patents and licenses owned by Amprius Holdings. By February 2023, Amprius Holdings assigned to the Company all patents and patent applications, as well as registered trademarks and trademark applications, used by the Company in its operations under Intellectual Property Rights agreements. The transfer of intellectual property did not have any financial impact on the Company’s consolidated financial statements.
Transactions with Previous Related Parties
The Company purchased raw materials and development materials from two companies that were previously owned and controlled by Amprius Holdings. In February 2022, Amprius Holdings no longer owned and controlled these two companies. Purchases from these previous related parties, which were recorded as cost of revenue in the accompanying consolidated statements of operations, were $86 thousand and $264 thousand during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2021, the outstanding payable balance to these previous related parties was $18 thousand.